Transactions with Related Parties (Details)	1 Months Ended	2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 08, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Management fees (entirely through related parties transactions)				$ 16,488,000	$ 65,638,000	$ 53,772,000
General and administrative expenses				2,262,000	10,223,000	7,413,000
Extraordinary fees and and costs related to regulatory requirements				254,660,000	62,513,000	170,503,000
Balance due to related parties, current					16,586,000	4,065,000
Long-term receivable					8,195,000	7,862,000
Interest expense and finance cost, net				2,293,000	$ 16,846,000	11,785,000
Navios Partners
Related Party Transaction [Line Items]
Number of vessels					5
Vessel capacity in TEU					4,250
Purchase price	$ 64,000,000
Amount of credit given by the seller	$ 24,000,000
Period of line of credit facility					90 days
Interest rate description					LIBOR plus 375 basis points
Debt instrument, basis spread on variable rate					3.75%
Repayment of line of credit		$ 10,000,000	$ 14,000,000
Balance due to related parties, current					$ 0	0
Interest expense and finance cost, net				189,000	$ 0	0
Management Agreement
Related Party Transaction [Line Items]
Administrative services agreement description of terms					The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party.
Management fees (entirely through related parties transactions)				16,488,000	$ 65,638,000	53,772,000
Management Agreement | From January 1, 2020
Related Party Transaction [Line Items]
Technical and commercial management daily fee					$ 50
Management Agreement | From January 1, 2022
Related Party Transaction [Line Items]
Annual growth factor of management fees					3.00%
Management Agreement | Extraordinary fees and costs related to regulatory requirements
Related Party Transaction [Line Items]
Extraordinary fees and and costs related to regulatory requirements					$ 9,164,000
Management Agreement | Containerships from 3,000 TEU up to 4,999 TEU
Related Party Transaction [Line Items]
Daily management fee					6,100
Management Agreement | Containerships from 3,000 TEU up to 4,999 TEU | From January 1, 2020
Related Party Transaction [Line Items]
Daily management fee					6,215
Management Agreement | Containerships from 8,000 TEU up to 9,999 TEU
Related Party Transaction [Line Items]
Daily management fee					7,400
Management Agreement | Containerships from 8,000 TEU up to 9,999 TEU | From January 1, 2020
Related Party Transaction [Line Items]
Daily management fee					7,780
Management Agreement | Containerships from 10,000 TEU up to 11,999 TEU
Related Party Transaction [Line Items]
Daily management fee					7,400
Management Agreement | Containerships from 10,000 TEU up to 11,999 TEU | From January 1, 2020
Related Party Transaction [Line Items]
Daily management fee					$ 8,270
Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative services agreement description of terms					The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party.
General and administrative expenses				$ 1,868,000	$ 8,034,000	$ 6,638,000